Long-Term Debt - 2012 Liquefaction Credit Facility (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $)	1 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended
	May 31, 2013 2012 Liquefaction Credit Facility [Member]	Apr. 30, 2013 2012 Liquefaction Credit Facility [Member]	Aug. 31, 2012 2012 Liquefaction Credit Facility [Member]	Jul. 31, 2012 2012 Liquefaction Credit Facility [Member]	Jun. 30, 2013 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2012 2012 Liquefaction Credit Facility [Member]	Jun. 30, 2014 2012 Liquefaction Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 2012 Liquefaction Credit Facility [Member] Minimum [Member]	Jun. 30, 2014 2012 Liquefaction Credit Facility [Member] Construction [Member]	Dec. 31, 2013 2012 Liquefaction Credit Facility [Member] Construction [Member]	Jun. 30, 2014 2012 Liquefaction Credit Facility [Member] Operations [Member]	Dec. 31, 2013 2012 Liquefaction Credit Facility [Member] Operations [Member]	Apr. 30, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR
Debt Instrument, Basis Spread on Variable Rate										3.50%	3.50%	3.75%	3.75%
Proceeds from (Repayments of) Lines of Credit	$ (100,000,000)		$ 100,000,000
Debt Instrument, Fee Amount						178,000,000
Line of Credit Facility, Commitment Fee Percentage				40.00%
Line of Credit Facility, Amortization Period						18 years
Restricted Cash and Cash Equivalents							100,000,000
Percentage of Debt Hedged by Interest Rate Derivatives								75.00%	75.00%
Debt Instrument, Increase (Decrease), Net														500,000,000			500,000,000
Debt Instrument, Face Amount															2,000,000,000	2,000,000,000	1,500,000,000	1,000,000,000	1,000,000,000
Line of Credit Facility, Decrease		1,400,000,000
Loss on early extinguishment of debt					$ 80,500,000	$ 88,300,000